FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financial income
Interest on short and long-term investments	R$ 10,969	R$ 23,898	R$ 25,595	R$ 48,611
Fair value of the TAP Bond	0	4,127	0	4,127
Debt to equity conversion	0	734,433	0	734,433
Others	3,342	21,191	18,717	28,067
Total financial income	14,311	783,649	44,312	815,238
Financial expenses
Interest on loans and financing	(226,228)	(483,052)		(942,659)
Interest on loans and financing			715,156
Interest on lease	(432,035)	(710,980)	(890,507)	(1,384,340)
Interest on accounts payable	(45,070)	(54,154)	(84,176)	(164,714)
Interest on convertible instruments	0	(111,103)	(647,150)	(197,431)
Interest on airport taxes and fees	(33,091)	(39,249)	(71,624)	(71,618)
Interest on provisions	(75,290)	(46,163)	(135,116)	(100,314)
Interest on factoring credit card receivables	(66,803)	(111,451)	(163,040)	(220,564)
Amortized cost of loans and financing	(8,922)	(48,128)	(129,484)	(75,307)
Financial operations cost	(35,063)	(37,314)	(101,685)	(76,767)
Fair value of the TAP Bond	0	(3,440)	0	(34,869)
Restructuring of loans and financing	0	0	(108,074)	(552,073)
Fair value adjustment on conversion into shares	0	0	(5,090,093)	0
GUC	0	0	800,145	0
Accounts payables – GUC – Chapter 11	0	0	(56,825)	0
Debentures restructuring of convertible	0	0	0	(334,599)
Other restructuring costs	0	0	0	(215,354)
Others	(15,471)	(83,919)	(42,827)	(157,270)
Financial expenses	(937,973)	(1,728,953)	(5,891,650)	(4,527,879)
Derivative financial instruments, net	14,402	655,849	14,402	860,716
Foreign currency exchange, net	27,096	1,793,716	1,499,867	4,528,935
Financial result, net	R$ (882,164)	R$ 1,504,261	R$ (4,333,069)	R$ 1,677,010